EQUITY - Ownership of shares (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Mar. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Shares subscribed and paid up	1,757,067,050	1,757,067,050	1,673,397,190	1,719,658,728
Ownership of shares, as a percentage of total issued shares	100.00%		100.00%	100.00%
Total capital	R$ 20,215,343		R$ 19,249,181
Common shares
EQUITY
Shares subscribed and paid up	600,526,442	600,526,442	571,929,945	573,627,483
Ownership of shares, as a percentage of total issued shares	100.00%		100.00%	100.00%
Preferred shares
EQUITY
Shares subscribed and paid up	1,156,540,608	1,156,540,608	1,101,467,245	1,146,031,245
Ownership of shares, as a percentage of total issued shares	100.00%		100.00%	100.00%
Treasury Stocks
EQUITY
Shares subscribed and paid up	7,544,641		9,836,850	13,911,882
Ownership of shares, as a percentage of total issued shares	0.40%		0.70%	0.80%
Treasury Stocks | Common shares
EQUITY
Shares subscribed and paid up				1,697,538
Ownership of shares, as a percentage of total issued shares	0.00%		0.00%	0.20%
Treasury Stocks | Preferred shares
EQUITY
Shares subscribed and paid up	7,544,641		9,836,850	12,214,344
Ownership of shares, as a percentage of total issued shares	0.70%		0.80%	1.10%
Metalurgica Gerdau S.A.
EQUITY
Shares subscribed and paid up	585,793,846		557,898,901	557,898,901
Ownership of shares, as a percentage of total issued shares	33.30%		33.30%	32.40%
Metalurgica Gerdau S.A. | Common shares
EQUITY
Shares subscribed and paid up	585,793,846		557,898,901	557,898,901
Ownership of shares, as a percentage of total issued shares	97.50%		97.50%	97.30%
Metalurgica Gerdau S.A. | Preferred shares
EQUITY
Ownership of shares, as a percentage of total issued shares	0.00%		0.00%	0.00%
Brazilian institutional investors
EQUITY
Shares subscribed and paid up	120,232,304		161,312,577	236,785,217
Ownership of shares, as a percentage of total issued shares	6.80%		9.60%	13.80%
Brazilian institutional investors | Common shares
EQUITY
Shares subscribed and paid up	2,442,108		4,292,172	4,363,438
Ownership of shares, as a percentage of total issued shares	0.40%		0.80%	0.80%
Brazilian institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	117,790,196		157,020,405	232,421,779
Ownership of shares, as a percentage of total issued shares	10.20%		14.30%	20.30%
Foreign institutional investors
EQUITY
Shares subscribed and paid up	547,646,333		522,514,717	492,705,610
Ownership of shares, as a percentage of total issued shares	31.20%		31.20%	28.70%
Foreign institutional investors | Common shares
EQUITY
Shares subscribed and paid up	1,425,937		1,529,109	1,895,038
Ownership of shares, as a percentage of total issued shares	0.20%		0.30%	0.30%
Foreign institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	546,220,396		520,985,608	490,810,572
Ownership of shares, as a percentage of total issued shares	47.20%		47.30%	42.80%
Other shareholders
EQUITY
Shares subscribed and paid up	495,849,926		421,834,145	418,357,118
Ownership of shares, as a percentage of total issued shares	28.30%		25.20%	24.30%
Other shareholders | Common shares
EQUITY
Shares subscribed and paid up	10,864,551		8,209,763	7,772,568
Ownership of shares, as a percentage of total issued shares	1.90%		1.40%	1.40%
Other shareholders | Preferred shares
EQUITY
Shares subscribed and paid up	484,985,375		413,624,382	410,584,550
Ownership of shares, as a percentage of total issued shares	41.90%		37.60%	35.80%